Employee Compensation Costs	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Employee Compensation Costs
8	EMPLOYEE COMPENSATION COSTS

	2018	2017	2016
	RMB	RMB	RMB
Wages, salaries and allowances	95,492	82,639	75,461
Social security costs	48,535	42,745	42,201

	144,027	125,384	117,662

Social security costs mainly represent contributions to plans for staff welfare organized by the PRC municipal and provincial governments and others including contributions to the retirement benefit plans (Note 34).